UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22020

Morgan Stanley FX Series Funds

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2007

Date of reporting period: October 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley FX Series Funds performed during the period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the period August 15, 2007 through October 31, 2007

Morgan Stanley FX Series Funds
Letter to the Shareholders
October 31, 2007

The launch of the FX Series portfolios on August 15, 2007 coincided with a period of tremendous volatility in the currency markets brought on by the turmoil in the U.S. subprime mortgage and bond markets. In this uncertain environment, investors globally reduced their risk exposures, and the U.S. dollar rose against most currencies except for the Japanese yen and Swiss franc. The latter currencies benefited from their perceived ‘‘safe haven’’ status in periods of economic and market uncertainty. Because of their low interest rates, both the Japanese and Swiss markets had also been widely used as sources of borrowing to finance investments in higher yielding currencies, in what are called ‘‘carry trades’’. As risk appetite waned globally, investors reduced these trades, further supporting the yen and franc.

On August 18, the Federal Open Market Committee (the ‘‘Fed’’) cut the discount rate, and took additional measures to boost liquidity in the U.S. financial system. These steps were interpreted by investors as being supportive of risk taking, and led to a reversal in market sentiment as investors became somewhat more risk tolerant. Subsequently, the U.S. dollar resumed its decline relative to most major currencies.

The effects of the U.S. subprime mortgage market crisis abated somewhat during September. However, a moderation in economic growth and the tightening of credit conditions prompted the Federal Reserve to cut official interest rates by 50 basis points, which was larger than the expected 25 basis points, on September 18. The Turkish lira, a high-yielding currency that was sold-off during August, recovered from its lows to reach new highs. Asian currencies also continued to do well, except for the Japanese yen.

During October several U.S. banks reported heavy losses and write-downs resulting from the subprime collapse. The largest of these was Merrill Lynch, who reported losses of almost $8 billion from its exposure to subprime mortgages, while warning that further bad news could follow. Looking forward, in our opinion, uncertainty over the valuation of subprime debt instruments may mean that the worst of the credit crunch still lies ahead.

The U.S. dollar traded at record low levels during October due to a combination of factors including the U.S. subprime problems, weaker housing market data, softer corporate earnings and an additional 25 basis point cut in the federal funds target rate announced on October 31. However, emerging markets and Asian currencies gained during October strengthened by the weak U.S. dollar. In Japan, the yen weakened against the dollar as global stocks rose. However, toward the end of October the currency strengthened to finish the month near to where it started. Elsewhere, the Turkish lira had a volatile October, due to the increasing geopolitical tensions surrounding potential military operations in Northern Iraq.

The FX Alpha Strategy Portfolio

Total Return for the Period Since Inception (August 15, 2007) Through October 31, 2007

Class A	Class C	Class D	LIBOR Index[1]
0.25%	0.13%	0.26%	1.10%

The performance of the Fund’s three share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

All share classes of The FX Alpha Strategy Portfolio underperformed the LIBOR Index for the period since inception (August 15, 2007) through October 31, 2007, assuming no deduction of applicable sales charges.

After its launch on August 15, the Fund’s risk controls triggered a ‘‘stop out’’, a move which liquidates all the Fund’s positions. Such trades are a key ongoing component of the investment team’s risk management process. Despite the turbulence in the foreign exchange (FX) markets, we were able to exit our positions efficiently, limiting the downside experienced by the portfolios. When we re-entered the market on August 21, certain currencies that had exhibited volatility in the prior weeks were scaled down or eliminated from the portfolio.

During the period, the largest detractors from the Fund’s returns included its exposure to the Singapore dollar, the Euro, the South Korean won, the Brazil real, the Slovakia koruna, the Swiss franc and the Chilean peso. The largest contributors for the period, in order of contribution, were the portfolio’s exposure to the Turkish lira, the Russian ruble, the British pound, the Mexican peso, the Swedish krona, the Philippines peso and the Taiwan dollar.

We also note that the Fund will attempt to target an estimated Value at Risk (‘‘VaR’’) of 2.50 percent. Accordingly, we seek to manage the currency transactions so that, under normal market conditions with a confidence level of 95 percent, the portion of the portfolio invested in currency transactions should not lose more than 2.50 percent of its net asset value in a given 12-month period. However, for this first shareholder report we are measuring performance over a shortened timeframe, which makes any discussion of the Fund’s risk target premature at this point in time.

Amid turbulent markets it is important to remember that as a result of our risk-controlled strategy, our portfolios will contain scaled down, or zero positions in highly volatile currencies, insulating our portfolios against extreme market moves. Our long-term strategy remains consistent over the market cycle in the sense that we target the same factors regardless of the macro or market environment. Our models determine the optimal allocation to currency pairs based on the outputs of our analysis. While the composition of the portfolio will change over the market cycle, our strategy remains consistent.

There is no guarantee that the strategy discussed above will continue to perform as discussed herein or the holdings discussed above will be held by the Fund in the future.

The FX Alpha Plus Strategy Portfolio

Total Return for the Period Since Inception (August 15, 2007) Through October 31, 2007

Class A	Class C	Class D	LIBOR Index[1]
−0.80%	−1.00%	−0.70%	1.10%

The performance of the Fund’s three share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

All share classes of The FX Alpha Plus Strategy Portfolio underperformed the LIBOR Index for the period since inception (August 15, 2007) through October 31, 2007, assuming no deduction of applicable sales charges.

After its launch on August 15, the Fund’s risk controls triggered a ‘‘stop out’’, a move which liquidates all the Fund’s positions. Such trades are a key ongoing component of the investment team’s risk management process. Despite the turbulence in the foreign exchange (FX) markets, we were able to exit our positions efficiently, limiting the downside experienced by the portfolios. When we re-entered the market on August 21, certain currencies that had exhibited volatility in the prior weeks were scaled down or eliminated from the portfolio.

During the period, the largest detractors from the Fund’s returns included its exposure to the Singapore dollar, the Euro, the South Korean won, the Brazil real, the Slovakia koruna, the Swiss franc and the Chilean peso. The largest contributors for the period, in order of contribution, were the portfolio’s exposure to the Turkish lira, the Russian ruble, the British pound, the Mexican peso, the Swedish krona, the Philippines peso and the Taiwan dollar.

We also note that the Fund will attempt to target an estimated Value at Risk (‘‘VaR’’) of 6.00 percent. Accordingly, we seek to manage the currency transactions so that, under normal market conditions with a confidence level of 95 percent, the portion of the portfolio invested in currency transactions should not lose more than 6.00 percent of its net asset value in a given 12-month period. However, for this first shareholder report we are measuring performance over a shortened timeframe, which makes any discussion of the Fund’s risk target premature at this point in time.

Amid turbulent markets it is important to remember that as a result of our risk-controlled strategy, our portfolios will contain scaled down, or zero positions in highly volatile currencies, insulating our portfolios against extreme market moves. Our long-term strategy remains consistent over the market cycle in the sense that we target the same factors regardless of the macro or market environment. Our models determine the optimal allocation to currency pairs based on the outputs of our analysis. While the composition of the portfolio will change over the market cycle, our strategy remains consistent.

There is no guarantee that the strategy discussed above will continue to perform as discussed herein or the holdings discussed above will be held by the Fund in the future.

Performance Summary

The FX Alpha Strategy Portfolio

Total Returns — Period Ended October 31, 2007

	Class A Shares* (since 08/15/07)		Class C Shares† (since 08/15/07)		Class D Shares†† (since 8/15/07)
Symbol	FXAAX		FXACX		FXADX
Since Inception	0.25%	[2]	0.13%	[2]	0.26% [2]
	(2.00)	[3]	(0.62)	[3]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance for Class A, Class C, and Class D shares will vary due to differences in sales charges and expenses. Periods for less than one year are not annualized.
*	The maximum front-end sales charge for Class A is 2.25%.
†	The maximum contingent deferred sales charge for Class C is 0.75% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	LIBOR stands for London Interbank Offered Rate and is the interest rate, fixed daily, at which international banks charge each other to borrow funds in the London interbank market. LIBOR is frequently used as the base for resetting rates on floating-rate securities. The LIBOR overnight (O/N) rate is most widely used as a short term benchmark and represents the rate for balances held from one day until the next business day. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(3)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Portfolio’s current prospectus for complete details on fees and sales charges.

The FX Alpha Plus Strategy Portfolio

Total Returns — Period Ended October 31, 2007

	Class A Shares* (since 08/15/07)		Class C Shares† (since 08/15/07)		Class D Shares†† (since 8/15/07)
Symbol	FXPAX		FXPCX		FXPDX
Since Inception	(0.80)%	[2]	(1.00)%	[2]	(0.70)% [2]
	(4.77)	[3]	(1.99)	[3]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance for Class A, Class C, and Class D shares will vary due to differences in sales charges and expenses. Periods for less than one year are not annualized.
*	The maximum front-end sales charge for Class A is 4.00%.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	LIBOR stands for London Interbank Offered Rate and is the interest rate, fixed daily, at which international banks charge each other to borrow funds in the London interbank market. LIBOR is frequently used as the base for resetting rates on floating-rate securities. The LIBOR overnight (O/N) rate is most widely used as a short term benchmark and represents the rate for balances held from one day until the next business day. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(3)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Portfolio’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/15/07 – 10/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example

The FX Alpha Strategy Portfolio

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	08/15/07	10/31/07	08/15/07 – 10/31/07
Class A
Actual (0.25% return)	$1,000.00	$1,002.50	$2.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.56
Class C
Actual (0.13% return)	$1,000.00	$1,001.30	$3.83
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.18	$9.10
Class D
Actual (0.26% return)	$1,000.00	$1,002.60	$2.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.96	$5.30

*	Expenses are equal to the Fund’s annualized expense ratios of 1.29%, 1.79% and 1.04% for Class A, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 78/365 (to reflect the actual days in the period for the actual example) and multiplied by 184/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 9.84%, 10.34% and 9.59% for Class A, Class C and Class D shares, respectively.

The FX Alpha Plus Strategy Portfolio

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	08/15/07	10/31/07	08/15/07 – 10/31/07
Class A
Actual (−0.80% return)	$1,000.00	$992.00	$3.92
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.93	$9.35
Class C
Actual (−1.00% return)	$1,000.00	$990.00	$5.51
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.15	$13.14
Class D
Actual (−0.70% return)	$1,000.00	$993.00	$3.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.19	$8.08

*	Expenses are equal to the Fund’s annualized expense ratios of 1.84%, 2.59% and 1.59% for Class A, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 78/365 (to reflect the actual days in the period for the actual example) and multiplied by 184/365 (to reflect the one-half year period for the hypothetical example). If the Fund had borne all of its expenses, the annualized expense ratios would have been 4.81%, 5.56% and 4.56% for Class A, Class C and Class D shares, respectively.

The FX Alpha Strategy Portfolio

Portfolio of Investments October 31, 2007

NUMBER OF SHARES (000)			VALUE
	Short-Term Investment (a) (92.5%)
	Investment Company
19,225	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $19,224,850)		$19,224,850
	Total Investments (Cost $19,224,850) (b)	92.5%	19,224,850
	Other Assets in Excess of Liabilities	7.5	1,568,511
	Net Assets	100.0%	$20,793,361

(a)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at October 31, 2007:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	254,394		$235,681	11/09/07	$(1,143)
CAD	107,245		$112,911	11/09/07	(633)
CHF	942,810		$813,827	11/09/07	(654)
EUR	1,295,414		$1,874,341	11/09/07	(2,406)
SGD	4,379,693		$3,024,483	11/09/07	(4,446)
SKK	15,452,443		$671,723	11/09/07	(304)
	$674,222	GBP	324,629	11/09/07	527
	$606,691	JPY	69,885,698	11/09/07	(228)
	$1,392,089	MXN	14,903,423	11/09/07	4,770
	$259,028	NOK	1,396,647	11/09/07	1,190
	$369,989	NZD	482,404	11/09/07	1,676
	$263,668	SEK	1,677,013	11/09/07	387
	$2,301,652	TRY	2,701,932	11/09/07	8,562
BRL	5,849		$3,277	12/03/07	(88)
BRL	8,183		$4,651	12/03/07	(56)
BRL	12,518		$6,978	12/03/07	(223)
BRL	17,251		$9,584	12/03/07	(340)
BRL	38,084		$21,565	12/03/07	(342)
BRL	873,997		$482,338	12/03/07	(20,418)
CLP	2,928,327		$5,912	12/03/07	(30)
CLP	4,097,377		$8,286	12/03/07	(28)

See Notes to Financial Statements

The FX Alpha Strategy Portfolio

Portfolio of Investments October 31, 2007 continued

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CLP	6,267,699		$12,555	12/03/07	$(163)
CLP	8,635,123		$17,126	12/03/07	(396)
CLP	19,068,044		$38,545	12/03/07	(148)
CLP	437,602,172		$867,054	12/03/07	(20,920)
COP	1,010,468		$501	12/03/07	(6)
COP	1,413,866		$705	12/03/07	(5)
COP	2,108,677		$1,039	12/03/07	(20)
COP	2,175,078		$1,076	12/03/07	(17)
COP	6,579,742		$3,285	12/03/07	(20)
COP	151,860,524		$74,599	12/03/07	(1,669)
KRW	13,350,782		$14,712	12/03/07	(136)
KRW	18,680,695		$20,619	12/03/07	(156)
KRW	28,595,692		$31,261	12/03/07	(540)
KRW	86,934,701		$95,585	12/03/07	(1,093)
KRW	385,327,613		$420,434	12/03/07	(8,082)
KRW	1,649,129,922		$1,797,809	12/03/07	(36,157)
TWD	602,429		$18,640	12/03/07	(6)
TWD	842,932		$26,065	12/03/07	(25)
TWD	1,290,050		$39,853	12/03/07	(75)
TWD	3,553,127		$109,495	12/03/07	(478)
TWD	3,922,767		$121,373	12/03/07	(42)
TWD	87,743,387		$2,703,956	12/03/07	(11,914)
	$5,220	IDR	47,502,604	12/03/07	(12)
	$7,296	IDR	66,466,651	12/03/07	(9)
	$11,126	IDR	101,750,024	12/03/07	28
	$14,681	IDR	134,621,835	12/03/07	77
	$34,028	IDR	309,317,126	12/03/07	(119)
	$774,537	IDR	7,104,052,604	12/03/07	4,258
	$556	PHP	24,353	12/03/07	4
	$780	PHP	34,075	12/03/07	53
	$1,184	PHP	51,964	12/03/07	11
	$1,888	PHP	83,167	12/03/07	24
	$3,627	PHP	158,576	12/03/07	19
	$82,269	PHP	3,628,045	12/03/07	1,148

See Notes to Financial Statements

The FX Alpha Strategy Portfolio

Portfolio of Investments October 31, 2007 continued

CONTRACTS TO DELIVER	IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
$18,607	RUB	460,533	12/03/07	$35
$26,067	RUB	644,387	12/03/07	17
$39,623	RUB	984,957	12/03/07	248
$53,448	RUB	1,331,127	12/03/07	436
$121,154	RUB	2,998,798	12/03/07	237
$2,738,204	RUB	68,208,673	12/03/07	23,321
		Net Unrealized Depreciation		$(66,519)

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
GBP	British Pound
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
TWD	New Taiwan Dollar
NZD	New Zealand Dollar
NOK	Norwegian Krone
PHP	Philippine Peso
RUB	Russian Ruble
SGD	Singapore Dollar
SKK	Slovak Koruna
KRW	South Korean Won
SEK	Swedish Krona
CHF	Swiss Franc
TRY	New Turkish Lira

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Portfolio of Investments October 31, 2007

NUMBER OF SHARES (000)			VALUE
	Short-Term Investment (a) (95.5%)
	Investment Company
56,920	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $56,920,302)		$56,920,302
	Total Investments (Cost $56,920,302) (b)	95.5%	56,920,302
	Other Assets in Excess of Liabilities	4.5	2,685,748
	Net Assets	100.0%	$59,606,050

(a)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at October 31, 2007:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	1,798,955		$1,666,624	11/09/2007	$(8,086)
CAD	758,387		$798,453	11/09/2007	(4,480)
CHF	6,667,109		$5,754,999	11/09/2007	(4,623)
EUR	9,160,563		$13,254,464	11/09/2007	(17,016)
	$4,767,786	GBP	2,295,626	11/09/2007	3,730
	$4,290,237	JPY	494,198,890	11/09/2007	(1,612)
	$9,844,198	MXN	105,390,017	11/09/2007	33,732
	$1,831,726	NOK	9,876,430	11/09/2007	8,414
	$2,616,391	NZD	3,411,334	11/09/2007	11,855
	$1,864,534	SEK	11,859,049	11/09/2007	2,735
SGD	30,971,138		$21,387,726	11/09/2007	(31,441)
SKK	109,272,432		$4,750,108	11/09/2007	(2,148)
	$16,276,201	TRY	19,106,795	11/09/2007	60,545
BRL	363,638		$202,021	12/03/2007	(7,157)
BRL	5,792,206		$3,196,582	12/03/2007	(135,318)
BRL	253,019		$141,036	12/03/2007	(4,510)
BRL	111,080		$62,230	12/03/2007	(1,668)
BRL	53,794		$30,461	12/03/2007	(483)
BRL	185,731		$105,559	12/03/2007	(1,281)
CLP	2,900,103,698		$5,746,193	12/03/2007	(138,644)
CLP	182,053,434		$361,074	12/03/2007	(8,346)

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Portfolio of Investments October 31, 2007 continued

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CLP	126,684,183		$253,774	12/03/2007	$(3,291)
CLP	55,616,287		$112,288	12/03/2007	(567)
CLP	26,934,178		$54,445	12/03/2007	(209)
CLP	92,993,377		$188,055	12/03/2007	(645)
COP	1,006,419,402		$494,385	12/03/2007	(11,059)
COP	57,044,534		$28,101	12/03/2007	(548)
COP	43,963,183		$21,742	12/03/2007	(337)
COP	1,919,333		$9,520	12/03/2007	(119)
COP	9,294,080		$4,640	12/03/2007	(28)
COP	32,088,874		$16,004	12/03/2007	(111)
	$5,133,058	IDR	47,080,410,083	12/03/2007	28,220
	$318,108	IDR	2,917,051,536	12/03/2007	1,679
	$224,887	IDR	2,056,595,030	12/03/2007	571
	$99,142	IDR	902,193,747	12/03/2007	(237)
	$48,066	IDR	436,919,607	12/03/2007	(168)
	$165,589	IDR	1,508,515,832	12/03/2007	(215)
KRW	10,929,214,267		$11,914,547	12/03/2007	(239,625)
KRW	3,122,766,297		$3,407,274	12/03/2007	(65,496)
KRW	577,982,739		$631,848	12/03/2007	(10,916)
KRW	253,564,874		$279,410	12/03/2007	(2,574)
KRW	122,797,841		$135,017	12/03/2007	(1,544)
KRW	423,973,877		$467,962	12/03/2007	(3,531)
	$545,215	PHP	24,043,999	12/03/2007	7,611
	$36,080	PHP	1,589,309	12/03/2007	462
	$23,925	PHP	1,050,306	12/03/2007	224
	$10,565	PHP	462,522	12/03/2007	70
	$5,123	PHP	223,993	12/03/2007	27
	$17,705	PHP	773,362	12/03/2007	76
	$18,136,042	RUB	451,768,800	12/03/2007	151,528
	$1,142,467	RUB	28,453,129	12/03/2007	9,314
	$800,876	RUB	19,908,179	12/03/2007	5,006
	$353,401	RUB	8,746,678	12/03/2007	664
	$171,133	RUB	4,235,891	12/03/2007	335
	$591,623	RUB	14,624,909	12/03/2007	393

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Portfolio of Investments October 31, 2007 continued

CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
TWD	581,274,006	$17,912,912	12/03/2007	$(78,230)
TWD	49,227,154	$1,517,016	12/03/2007	(6,625)
TWD	26,074,790	$805,523	12/03/2007	(1,523)
TWD	11,441,645	$354,011	12/03/2007	(122)
TWD	5,541,025	$171,443	12/03/2007	(59)
TWD	19,131,035	$591,560	12/03/2007	(569)
			Net Unrealized Depreciation	$(467,970)

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
GBP	British Pound
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican New Peso
TWD	New Taiwan Dollar
NZD	New Zealand Dollar
NOK	Norwegian Krone
PHP	Philippine Peso
RUB	Russian Ruble
SGD	Singapore Dollar
SKK	Slovak Koruna
KRW	South Korean Won
SEK	Swedish Krona
CHF	Swiss Franc
TRY	New Turkish Lira

See Notes to Financial Statements

Morgan Stanley FX Series Funds

Financial Statements

Statements of Assets and Liabilities

October 31, 2007

	ALPHA STRATEGY	ALPHA PLUS STRATEGY
Assets:
Investments in affiliate, at value (cost $19,224,850 and $56,920,302, respectively)	$19,224,850	$56,920,302
Unrealized appreciation on open forward foreign currency contracts	47,028	327,191
Receivable for:
Shares of beneficial interest sold	1,403,059	2,722,915
Compensated forward foreign currency contracts	106,886	751,428
Dividends from affiliate	51,429	159,897
Interest	2,714	8,035
Deferred offering costs	46,275	46,112
Prepaid expenses and other assets	15,721	15,300
Receivable from Investment Adviser	138,326	123,826
Total Assets	21,036,288	61,075,006
Liabilities:
Unrealized depreciation on open forward foreign currency contracts	113,547	795,161
Payable for:
Compensated forward foreign currency contracts	76,450	538,972
Distribution fee	4,961	18,254
Shares of beneficial interest redeemed	2,969	50,814
Investment advisory fee	1,381	22,251
Administration fee	371	2,447
Transfer agent fee	—	15
Accrued expenses and other payables	43,248	41,042
Total Liabilities	242,927	1,468,956
Net Assets	$20,793,361	$59,606,050
Composition of Net Assets:
Paid-in-capital	$20,773,343	$59,990,175
Net unrealized depreciation	(66,519)	(467,970)
Undistributed net investment income	86,537	145,157
Net realized loss	—	(61,312)
Net Assets	$20,793,361	$59,606,050
Class A Shares:
Net Assets	$10,657,768	$35,680,568
Shares Outstanding ( unlimited authorized, $.01 par value )	1,064,576	3,588,771
Net Asset Value Per Share	$10.01	$9.94
Maximum Offering Price Per Share, (net asset value plus 4.10% of net asset value)	$10.42	$10.35
Class C Shares:
Net Assets	$7,509,673	$21,297,976
Shares Outstanding ( unlimited authorized, $.01 par value )	750,794	2,147,477
Net Asset Value Per Share	$10.00	$9.92
Class D Shares:
Net Assets	$2,625,920	$2,627,506
Shares Outstanding ( unlimited authorized, $.01 par value )	262,659	265,014
Net Asset Value Per Share	$10.00	$9.91

See Notes to Financial Statements

Morgan Stanley FX Series Funds

Financial Statements continued

Statements of Operations

For the period August 15, 2007* through October 31, 2007

	ALPHA STRATEGY	ALPHA PLUS STRATEGY
Net Investment Income:
Dividends from affiliate	$80,411	$212,410
Expenses
Professional fees	121,449	117,949
Offering costs	16,225	16,388
Shareholder reports and notices	12,443	12,107
Investment advisory fee	9,480	50,448
Distribution fee (Class A shares)	1,509	6,570
Distribution fee (Class C shares)	4,597	14,519
Registration fees	2,837	6,648
Administration fee	1,379	3,669
Transfer agent fees and expenses	156	415
Custodian fees	100	200
Trustees’ fees and expenses	99	116
Other	1,190	1,151
Total Expenses	171,464	230,180
Less: amounts waived/reimbursed	(147,432)	(136,119)
Net Expenses	24,032	94,061
Net Investment Income	56,379	118,349
Net Realized and Unrealized Loss:
Net Realized Loss on:
Foreign exchange transactions	(19,467)	(61,312)
Net Unrealized Appreciation/Depreciation on:
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	(66,519)	(467,970)
Net Loss	(85,986)	(529,282)
Net Decrease	$(29,607)	$(410,933)

*	Commencement of operations

See Notes to Financial Statements

Morgan Stanley FX Series Funds

Financial Statements continued

Statements of Changes in Net Assets

	ALPHA STRATEGY	ALPHA PLUS STRATEGY
	FOR THE PERIOD AUGUST 15, 2007* THROUGH OCTOBER 31, 2007	FOR THE PERIOD AUGUST 15, 2007* THROUGH OCTOBER 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$56,379	$118,349
Net realized loss	(19,467)	(61,312)
Net unrealized appreciation/depreciation	(66,519)	(467,970)
Net Decrease	(29,607)	(410,933)
Distributions to Shareholders from Paid-In-Capital:
Class A shares	(2,498)	—
Class C shares	(3,192)	—
Class D shares	(3,810)	—
Total Distributions	(9,500)	—
Net increase from transactions in shares of beneficial interest	20,782,468	59,966,983
Net Increase	20,743,361	59,556,050
Net Assets:
Beginning of period	50,000	50,000
End of Period (including undistributed net investment income of $86,537 and $145,157, respectively)	$20,793,361	$59,606,050

*	Commencement of operations

See Notes to Financial Statements

Morgan Stanley FX Series Funds

Notes to Financial Statements October 31, 2007

1.   Organization and Accounting Policies

Morgan Stanley FX Series Funds (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a non-diversified, open-end management investment company. The Fund is a mutual fund comprised of two separate portfolios, The FX Alpha Strategy Portfolio and The FX Alpha Plus Strategy Portfolio, (the ‘‘Portfolios’’). Each Portfolio’s investment objective is to seek total return through a combination of income and capital appreciation. The Fund was organized as a Massachusetts business trust on January 31, 2007 and commenced operations on August 15, 2007. The Fund had no other transactions other than those relating to organizational matters and the sale of 1,666.66 shares of beneficial interest for $16,666.66 of each class of each Portfolio to Morgan Stanley Investment Advisors (the ‘‘Investment Adviser’’).

The Portfolios offer Class A shares, Class C shares and Class D shares. The three classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares and Class C shares incur distribution expenses.

The Portfolios will assess a 2% redemption fee, on Class A shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) when market quotations are not readily available including circumstances under which the Investment Adviser or Morgan Stanley Investment Management Limited (the ‘‘Sub-Adviser’’), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued

Morgan Stanley FX Series Funds

Notes to Financial Statements October 31, 2007 continued

at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (‘‘forward contracts’’) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time, the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

On August 15, 2007, the Fund adopted Financial Accounting Standards Board (‘‘FASB’’) Interpretation No. 48 (‘‘FIN 48’’). ‘‘Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.’’ FIN 48 requires the Fund to recognize in its financial statements the impact of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. The Fund has determined that FIN 48 did not have a material impact on the Fund’s financial statements for the year ended October 31, 2007.

Morgan Stanley FX Series Funds

Notes to Financial Statements October 31, 2007 continued

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H.   Offering Costs — The Investment Adviser incurred offering costs on behalf of each of the Portfolios in an amount of $62,500 which will be reimbursed by the Fund for the full amount thereof. Such expenses were deferred and are being amortized on the straight-line method over a period of approximately one year or less from the commencement of operations.

2.    Investment Advisory/Administration Agreements and Sub-Advisory Agreements

The Investment Adviser provides investment advisory services pursuant to an investment advisory agreement (the ‘‘Investment Advisory Agreement’’).

Pursuant to the Investment Advisory Agreement, The FX Alpha Strategy Portfolio pays the Investment Adviser a base fee accrued daily and payable monthly at an annual rate of 0.55% of the average daily net assets of the Portfolio and then applies a performance adjustment. The performance adjustment either increases or decreases the advisory fee, depending on how well the Portfolio has performed over the applicable 12-month performance period. The base fee is adjusted (i) upward if, during the most recent 12-month period, the Portfolio outperforms the London Interbank Offering Rate (‘‘LIBOR’’) plus 2.50% and (ii) adjusted downward if, during the most recent 12-month period, the Portfolio underperforms LIBOR minus 2.50%. The performance adjustment is 20% of the amount by which the Portfolio outperforms or underperforms LIBOR plus or minus 2.50%, respectively, during the applicable period. The maximum or minimum adjustment over any 12-month period is ±0.275% of the Portfolio’s average net assets over the applicable performance period. As a result, the Portfolio could pay an annualized advisory fee that ranges from 0.275% to 0.825% of the Portfolio’s average daily net assets. The performance adjustment for each class of shares will be based on the performance of the Class D shares. During the first 12 months of the Portfolio’s operations, the advisory fee will be charged at the base fee of 0.55% of the Portfolio’s average daily net assets, with no performance adjustment made. The first calculation of the performance fee will be as of the end of the 13th month and, for the first calculation and all subsequent calculations, will be based on the performance during the 12-month period ending as of that date.

The Investment Adviser has voluntarily agreed to waive the FX Alpha Strategy’s total annual portfolio operating expenses (excluding the performance adjustment, distribution and/or service (12b-1) fees and brokerage fees) so that total annual portfolio operating expenses do not exceed 1.29% for Class A, 1.79% for Class C and 1.04% for Class D. The waiver may be terminated at any time.

Morgan Stanley FX Series Funds

Notes to Financial Statements October 31, 2007 continued

Pursuant to the Investment Advisory Agreement, The FX Alpha Plus Strategy Portfolio pays the Investment Adviser a base fee accrued daily and payable monthly at an annual rate of 1.10% of the average daily net assets of the Portfolio and then applies a performance adjustment. The performance adjustment either increases or decreases the advisory fee, depending on how well the Portfolio has performed over the applicable performance period. The base fee is adjusted (i) upward if, during the most recent 12-month period, the Portfolio outperforms the LIBOR plus 6.00% and (ii) adjusted downward if, during the most recent 12-month period, the Portfolio underperforms LIBOR minus 6.00%. The performance adjustment is 20% of the amount by which the Portfolio outperforms or underperforms LIBOR plus or minus 6.00%, respectively, during the applicable period. The maximum or minimum adjustment over any 12-month period is ±0.55% of the Portfolio’s average net assets over the applicable performance period. As a result, the Portfolio could pay an annualized advisory fee that ranges from 0.55% to 1.65% of the Portfolio’s average daily net assets. The performance adjustment for each class of shares will be based on the performance of the Class D shares. During the first 12 months of the Portfolio’s operations, the advisory fee will be charged at the base fee of 1.10% of the Portfolio’s average daily net assets, with no performance adjustment made. The first calculation of the performance fee will be as of the end of the 13th month and, for the first calculation and all subsequent calculations, will be based on the performance during the 12-month period ending as of that date.

The Investment Adviser has voluntarily agreed to waive the FX Alpha Plus Strategy total annual portfolio operating expenses (excluding the performance adjustment, distribution and/or service (12b-1) fees and brokerage fees) so that total annual portfolio operating expenses do not exceed 1.84% for Class A, 2.59% for Class C and 1.59% for Class D. The waiver may be terminated at any time.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (‘‘the Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (‘‘State Street’’), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser provides the Portfolios with investment advice and portfolio management relating to the Portfolios’ investments in securities, subject to the overall supervision of the Investment Adviser. For the period ending October 31, 2007, the Investment Adviser did not pay any fees to the Sub-Adviser.

3.    Plan of Distribution

Shares of the Portfolios are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Portfolios have adopted a Plan of Distribution (the

Morgan Stanley FX Series Funds

Notes to Financial Statements October 31, 2007 continued

‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Portfolios will pay the Distributor a fee which is accrued daily and payable monthly at the following annual rates: (i) up to 0.25% of the average daily net assets of Class A of each Portfolio; and (ii) up to 0.75% and 1.00% of the average daily net assets of Class C, for The FX Alpha Strategy Portfolio and The FX Alpha Plus Strategy Portfolio, respectively.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% and 0.75%, of the average daily net assets, respectively, for the FX Alpha Strategy Portfolio and 0.25% and 1.0% of the average daily net assets of Class A or Class C respectively, for the FX Alpha Plus Strategy Portfolio, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year.

For the period ended October 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.75%, for the FX Alpha Strategy Portfolio, respectively and 0.25% and 1.0%, respectively for the FX Alpha Plus Strategy Portfolio.

The Distributor has informed the Fund that for the period ended October 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund’s Class C shares of $387 for the FX Alpha Strategy Portfolio. In addition, the Alpha and Alpha Plus Strategy Portfolios received $88,086 and $631,976, respectively, in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Portfolios.

4.    Security Transactions and Transactions with Affiliates

The Portfolios invest in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolios are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Portfolios in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. For the period ended October 31, 2007, advisory fees paid were reduced by $508 for FX Alpha Strategy and $856 for FX Alpha Plus Strategy, relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. Income distributions earned by the Portfolios are recorded as dividends from affiliate in the Statement of Operations and totaled $80,381 for FX Alpha Strategy and $212,373 for FX Alpha Plus Strategy, for the period ended October 31, 2007. During the period ended October 31, 2007, cost of purchases and sales in investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class aggregated $19,646,487 and $421,637, for FX Alpha Strategy, respectively, and $56,920,302 and $0 for FX Alpha Plus Strategy, respectively.

Morgan Stanley FX Series Funds

Notes to Financial Statements October 31, 2007 continued

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Adviser and Distributor, is the Fund’s transfer agent.

5.    Purposes of and Risks Relating to Certain Financial Instruments

The Portfolios may invest in currency spot, forward and non-deliverable forward transactions. A currency spot contract facilitates the settlement of foreign currency denominated transactions as well as manage currency exposure. A currency forward transaction is a contract to buy or sell a specified quantity of currency at a specified date in the future at a specified price. Currency forwards generally may be used to increase or reduce exposure to currency price movements. A non-deliverable currency forward transaction is a synthetic short-term forward contract on a thinly traded or non-convertible foreign currency, where the profit or loss is the difference between a specified exchange rate and the spot rate at the time of settlement. Non-deliverable forwards allow investors to hedge or gain exposure to local currency movements of markets without actually dealing in the underlying markets.

The currency market is highly volatile. Prices in these markets are influenced by changing supply and demand for a particular currency, which can be influenced by investment and trading activities of mutual funds, hedge funds and currency funds. Currency prices may also be influenced by changes in balance of payment and trade, domestic and foreign rates of inflation, international trade restrictions and currency devaluations and revaluations.

Morgan Stanley FX Series Funds

Notes to Financial Statements October 31, 2007 continued

6.    Shares of Beneficial Interest

Transactions in shares of Beneficial Interest:

	ALPHA STRATEGY PORTFOLIO FOR THE PERIOD AUGUST 15, 2007* THROUGH OCTOBER 31, 2007		ALPHA PLUS STRATEGY PORTFOLIO FOR THE PERIOD AUGUST 15, 2007* THROUGH OCTOBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,082,346	$10,857,296	3,599,226	$36,018,504
Reinvestment of distributions	111	1,117	—	—
Redeemed	(19,548)	(195,914)	(12,122)	(120,727)
Net increase – Class A	1,062,909	10,662,499	3,587,104	35,897,777
CLASS C SHARES
Sold	824,958	8,267,544	2,172,979	21,703,861
Reinvestment of distributions	145	1,456	—	—
Redeemed	(75,976)	(759,958)	(27,169)	(269,515)
Net increase – Class C	749,127	7,509,042	2,145,810	21,434,346
CLASS D SHARES
Sold	260,910	2,610,086	268,465	2,685,674
Reinvestment of distributions	380	3,810	—	—
Redeemed	(297)	(2,969)	(5,117)	(50,814)
Net increase – Class D	260,993	2,610,927	263,348	2,634,860
Net increase in Fund	2,073,029	$20,782,468	5,996,262	$59,966,983

*	Commencement of Operations.

7.    Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley FX Series Funds

Notes to Financial Statements October 31, 2007 continued

The tax character of distributions paid was as follows:

ALPHA STRATEGY PORTFOLIO FOR THE PERIOD AUGUST 15, 2007* THROUGH OCTOBER 31, 2007
Paid-in-capital	$9,500

As of October 31, 2007, the tax-basis components of accumulated earnings (losses) were as follows:

	ALPHA STRATEGY PORTFOLIO	ALPHA PLUS STRATEGY PORTFOLIO
Undistributed ordinary income	—	$145,157
Undistributed long-term gains	—	—
Net accumulated earnings	—	145,157
Capital loss carryforward*	—	(669,861)
Net unrealized appreciation	$20,018	140,579
Total accumulated earnings (losses)	$20,018	$(384,125)

* As of October 31, 2007, FX Alpha Plus Strategy Porfolio had a net capital loss carryforward of $669,861 which will expire on October 31, 2015 to offset future capital gains to the extent provided by regulations.

As of October 31, 2007, both Portfolios had temporary book/tax differences primarily attributable to the mark-to-market of open forward foreign currency exchange contracts.

Permanent differences, due to foreign currency losses and nondeductible expenses for both Portfolios and a net operating loss for FX Alpha Strategy Portfolio, resulted in the following reclassifications among the Portfolios’ components of net assets at October 31, 2007:

	UNDISTRIBUTED NET INVESTMENT INCOME	NET REALIZED LOSS	PAID-IN-CAPITAL
Alpha Strategy Portfolio	$30,158	$19,467	$(49,625)
Alpha Plus Strategy Portfolio	26,808	—	(26,808)

8.    Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

The FX Alpha Strategy Portfolio

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

	FOR THE PERIOD AUGUST 15, 2007* THROUGH OCTOBER 31, 2007
	CLASS A SHARES	CLASS C SHARES	CLASS D SHARES
Selected Per Share Data:
Net asset value, beginning of period	$10.00	$10.00	$10.00
Income (loss) from investment operations:
Net investment income‡	0.07	0.06	0.08
Net realized and unrealized loss	(0.04)	(0.05)	(0.06)
Total income from investment operations	0.03	0.01	0.02
Less distributions from paid-in-capital	(0.02)	(0.01)	(0.02)
Net asset value, end of period	$10.01	$10.00	$10.00
Total Return††(1)	0.25%†	0.13%†	0.26%
Ratios to Average Net Assets(2)(3)(4)(5):
Expenses	1.29%	1.79%	1.04%
Net investment income	3.38%	2.88%	3.63%
Supplemental Data:
Net assets, end of period, in thousands	$10,658	$7,510	$2,626

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge.
††	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.
(5)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been 9.84% and (5.17)%, respectively for Class A; 10.34% and (5.67)%, respectively for Class C; and 9.59% and (4.92)%, respectively for Class D.

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

	FOR THE PERIOD AUGUST 15, 2007* THROUGH OCTOBER 31, 2007
	CLASS A SHARES	CLASS C SHARES	CLASS D SHARES
Selected Per Share Data:
Net asset value, beginning of period	$10.00	$10.00	$10.00
Income (loss) from investment operations:
Net investment income‡	0.06	0.04	0.06
Net realized and unrealized loss	(0.12)	(0.12)	(0.15)
Total loss from investment operations	(0.06)	(0.08)	(0.09)
Net asset value, end of period	$9.94	$9.92	$9.91
Total Return††(1)	(0.80)%†	(1.00)%†	(0.70)%
Ratios to Average Net Assets(2)(3)(4)(5):
Expenses	1.84%	2.59%	1.59%
Net investment income	2.79%	2.04%	3.04%
Supplemental Data:
Net assets, end of period, in thousands	$35,681	$21,298	$2,628

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge.
††	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.
(5)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been 4.81% and (0.18)%, respectively for Class A; 5.56% and (0.93)%, respectively for Class C; and 4.56% and 0.07%, respectively for Class D.

See Notes to Financial Statements

Morgan Stanley FX Series Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley FX Series Funds:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Morgan Stanley FX Series Funds (the ‘‘Fund’’) comprising The FX Alpha Strategy Portfolio and The FX Alpha Plus Strategy Portfolio as of October 31, 2007, and the related statements of operations, changes in net assets and the financial highlights for the period August 15, 2007 (commencement of operations) to October 31, 2007. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Morgan Stanley FX Series Funds as of October 31, 2007, the results of their operations, the changes in their net assets and the financial highlights for the period August 15, 2007 (commencement of operations) to October 31, 2007 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 27, 2007

Morgan Stanley FX Series Funds

Trustee and Officer Information  (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Valuation, Insurance and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator—Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.
Michael Bozic (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

Morgan Stanley FX Series Funds

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (54) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.
Dr. Manuel H. Johnson (58) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991- September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of Evergreen Energy.
Joseph J. Kearns (65) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003- September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Morgan Stanley FX Series Funds

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Michael E. Nugent (71) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006); Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.
W. Allen Reed (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.
Fergus Reid (75) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley FX Series Funds

Trustee and Officer Information  (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (59) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) (the ‘‘Retail Funds’’) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the ‘‘Institutional Funds’’).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley FX Series Funds

Trustee and Officer Information  (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (68) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001-July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.
J. David Germany (53) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London, England E14 4AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).
Dennis F. Shea (54) 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.
Amy R. Doberman (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000-July 2004).
Carsten Otto (43) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007); and Chief Compliance Officer of Morgan Stanley Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.
Stefanie V. Chang Yu (40) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley FX Series Funds

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (42) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).
Mary E. Mullin (40) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
20 Bank Street, Canary Wharf
London, England E14 4AD

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2007 Morgan Stanley

FXAANNIU07-05454P-Y10/07	MORGAN STANLEY FUNDS
Morgan Stanley FX Series Funds Annual Report October 31, 2007

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

(1)	The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.
(2)	Not applicable.
(3)	Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

2

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2007
	Registrant	Covered Entities(1)
Audit Fees	$63,300	N/A

Non-Audit Fees
Audit-Related Fees	$—(2)	$5,041,000(2)
Tax Fees	$(3)	$761,000(4)
All Other Fees	$	$
Total Non-Audit Fees		$$5,802,000

Total	$63,300	$5,802,000

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
(2)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.
(5)	All other fees represent project management for future business applications and improving business and operational processes.

3

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,1

1. Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

______________
[1]

This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3. Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

5

not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5. Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8. Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be

6

rendered. The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10. Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

7

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

8

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

9

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley FX Series Funds

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer December 20, 2007

/s/ Francis Smith
Francis Smith Principal Financial Officer December 20, 2007

10

EXHIBIT 12 A

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL

OFFICERS

ADOPTED SEPTEMBER 28, 2004, AS AMENDED SEPTEMBER 20, 2005

I.

This Code of Ethics (the “Code”) for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively, “Funds” and each, a “Fund”) applies to each Fund’s Principal Executive Officer, President, Principal Financial Officer and Treasurer (or persons performing similar functions) (“Covered Officers” each of whom are set forth in Exhibit B) for the purpose of promoting:

•	honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.
•

full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by the Fund;

•	compliance with applicable laws and governmental rules and regulations;
•	prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and
•	accountability for adherence to the Code.

Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.	Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

Overview. A “conflict of interest” occurs when a Covered Officer’s private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

Certain conflicts of interest arise out of the relationships between Covered Officers and the Fund and already are subject to conflict of interest provisions in the

11

Investment Company Act of 1940 (“Investment Company Act”) and the Investment Advisers Act of 1940 (“Investment Advisers Act”). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as “affiliated persons” (as defined in the Investment Company Act) of the Fund. The Fund’s and its investment adviser’s compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds’ Boards of Directors/Trustees (“Boards”) that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

Each Covered Officer must not:

•

use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly);

•	cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or
•

use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

12

Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

Conflict of interest situations should always be approved by the General Counsel and communicated to the relevant Fund or Fund’s Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer’s family living in the same household engages in such an activity or has such a relationship. Examples of these include:

•	service or significant business relationships as a director on the board of any public or private company;
•

accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

•

any ownership interest in, or any consulting or employment relationship with, any of the Fund’s service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

•

a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer’s employment, such as compensation or equity ownership.

III.	Disclosure and Compliance
•	Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the Funds;
•

each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund’s Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

•

each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

13

•	it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.
IV.	Reporting and Accountability

Each Covered Officer must:

•	upon adoption of the Code (thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;
•	annually thereafter affirm to the Boards that he has complied with the requirements of the Code;
•	not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and
•	notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers2 sought by a Covered Officer must be considered by the Board of the relevant Fund or Funds.

The Funds will follow these procedures in investigating and enforcing this Code:

•	the General Counsel will take all appropriate action to investigate any potential violations reported to him;
•	if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;
•	any matter that the General Counsel believes is a violation will be reported to the relevant Fund’s Audit Committee;
•

if the directors/trustees/managing general partners who are not “interested persons” as defined by the Investment Company Act (the “Independent Directors/Trustees/Managing General Partners”) of the relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

______________
[2]	Item 2 of Form N-CSR defines “waiver” as “the approval by the registrant of a material departure from a provision of the code of ethics.”

14

policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

•	the Independent Directors/Trustees/Managing General Partners of the relevant Fund will be responsible for granting waivers of this Code, as appropriate; and
•	any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.
V.	Other Policies and Procedures

This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds’ investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds’ and their investment advisers’ and principal underwriters’ codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley’s Code of Ethics are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.	Amendments

Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General Partners.

VII.	Confidentiality

All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

15

VIII.	Internal Use

The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

_________________________
Date: ____________________

16

Exhibit A

Fund List

at

October 31, 2007

RETAIL FUNDS

Open-End Retail Funds

Taxable Money Market Funds

1.	Active Assets Government Securities Trust (“AA Government”)
2.	Active Assets Institutional Government Securities Trust (“AA Institutional Government”)
3.	Active Assets Institutional Money Trust (“AA Institutional Money”)
4.	Active Assets Money Trust (“AA Money”)
5.	Morgan Stanley Liquid Asset Fund Inc. (“Liquid Asset”)
6.	Morgan Stanley U.S. Government Money Market Trust (“Government Money”)

Tax-Exempt Money Market Funds

7.	Active Assets California Tax-Free Trust (“AA California”)
8.	Active Assets Tax-Free Trust (“AA Tax-Free”)
9.	Morgan Stanley California Tax-Free Daily Income Trust (“California Tax-Free Daily”)
10.	Morgan Stanley New York Municipal Money Market Trust (“New York Money”)
11.	Morgan Stanley Tax-Free Daily Income Trust (“Tax-Free Daily”)

Equity Funds

12.	Morgan Stanley Allocator Fund (“Allocator Fund”)+
13.	Morgan Stanley Capital Opportunities Trust (“Capital Opportunities”)+
14.	Morgan Stanley Developing Growth Securities Trust (“Developing Growth”)+
15.	Morgan Stanley Diversified Series Fund – International Equity
16.	Morgan Stanley Diversified Series Fund – Large Cap Equity
17.	Morgan Stanley Dividend Growth Securities Inc. (“Dividend Growth”)+
18.	Morgan Stanley Equally-Weighted S&P 500 Fund (“Equally-Weighted S&P 500”)+
19.	Morgan Stanley European Equity Fund Inc. (“European Equity”)+
20.	Morgan Stanley Financial Services Trust (“Financial Services”)+
21.	Morgan Stanley Focus Growth Fund (“Focus Growth”)+
22.	Morgan Stanley Fundamental Value Fund (“Fundamental Value”)+
23.	Morgan Stanley FX Series – FX Alpha Plus Strategy Portfolio (“Alpha Plus”)+
24.	Morgan Stanley FX Series – FX Alpha Strategy Portfolio (“Alpha”)+

17

25.	Morgan Stanley Global Advantage Fund (“Global Advantage”)+
26.	Morgan Stanley Global Dividend Growth Securities (“Global Dividend Growth”)+
27.	Morgan Stanley Health Sciences Trust (“Health Sciences”)+
28.	Morgan Stanley Institutional Strategies Fund (“Institutional Strategies”)+
29.	Morgan Stanley International Fund (“International Fund”)+
30.	Morgan Stanley International SmallCap Fund (“International SmallCap”)+
31.	Morgan Stanley International Value Equity Fund (“International Value”)+
32.	Morgan Stanley Japan Fund (“Japan Fund”)+
33.	Morgan Stanley Mid-Cap Value Fund (“Mid-Cap Value”)+
34.	Morgan Stanley Multi-Asset Class Fund (“Multi-Asset Class”)+
35.	Morgan Stanley Nasdaq-100 Index Fund (“Nasdaq-100”)+
36.	Morgan Stanley Natural Resource Development Securities Inc. (“Natural Resource”)+
37.	Morgan Stanley Pacific Growth Fund Inc. (“Pacific Growth”)+
38.	Morgan Stanley Real Estate Fund (“Real Estate”)+
39.	Morgan Stanley Small-Mid Special Value Fund (“Small-Mid Special Value”)+
40.	Morgan Stanley S&P 500 Index Fund (“S&P 500 Index”)+
41.	Morgan Stanley Special Growth Fund (“Special Growth”)+
42.	Morgan Stanley Special Value Fund (“Special Value”)+
43.	Morgan Stanley Technology Fund (“Technology”)+
44.	Morgan Stanley Total Market Index Fund (“Total Market Index”)+
45.	Morgan Stanley Utilities Fund (“Utilities Fund”)+
46.	Morgan Stanley Value Fund (“Value Fund”)+

Balanced Funds

47.	Morgan Stanley Balanced Fund (“Balanced”)+

Asset Allocation Fund

48.	Morgan Stanley Strategist Fund (“Strategist Fund”)+

Taxable Fixed-Income Funds

49.	Morgan Stanley Convertible Securities Trust (“Convertible Securities”)+
50.	Morgan Stanley Flexible Income Trust (“Flexible Income”)+
51.	Morgan Stanley Income Trust (“Income Trust”)+
52.	Morgan Stanley High Yield Securities Inc. (“High Yield Securities”)+
53.	Morgan Stanley Limited Duration Fund (“Limited Duration Fund”)
54.	Morgan Stanley Limited Duration U.S. Government Trust (“Limited Duration U.S. Government”)
55.	Morgan Stanley Mortgage Securities Trust (“Mortgage Securities”)+
56.	Morgan Stanley U.S. Government Securities Trust (“Government Securities”)+

18

Tax-Exempt Fixed-Income Funds

57.	Morgan Stanley California Tax-Free Income Fund (“California Tax-Free”)+
58.	Morgan Stanley Limited Term Municipal Trust (“Limited Term Municipal”)
59.	Morgan Stanley New York Tax-Free Income Fund (“New York Tax-Free”)+
60.	Morgan Stanley Tax-Exempt Securities Trust (“Tax-Exempt Securities”)+

Special Purpose Funds

61.	Morgan Stanley Select Dimensions Investment Series (“Select Dimensions”)
•	Balanced Growth Portfolio
•	Capital Opportunities Portfolio
•	Developing Growth Portfolio
•	Dividend Growth Portfolio
•	Equally-Weighted S&P 500 Portfolio
•	Flexible Income Portfolio
•	Focus Growth Portfolio
•	Global Equity Portfolio
•	Growth Portfolio
•	Money Market Portfolio
•	Utilities Portfolio
62.	Morgan Stanley Variable Investment Series (“Variable Investment”)
•	Aggressive Equity Portfolio
•	Dividend Growth Portfolio
•	Equity Portfolio
•	European Equity Portfolio
•	Global Advantage Portfolio
•	Global Dividend Growth Portfolio
•	High Yield Portfolio
•	Income Builder Portfolio
•	Limited Duration Portfolio
•	Money Market Portfolio
•	Income Plus Portfolio
•	S&P 500 Index Portfolio
•	Strategist Portfolio
•	Utilities Portfolio

Closed-End Retail Funds

Taxable Fixed-Income Closed-End Funds

63.	Morgan Stanley Income Securities Inc. (“Income Securities”)
64.	Morgan Stanley Prime Income Trust (“Prime Income”)

19

Tax-Exempt Fixed-Income Closed-End Funds

65.	Morgan Stanley California Insured Municipal Income Trust (“California Insured Municipal”)
66.	Morgan Stanley California Quality Municipal Securities (“California Quality Municipal”)
67.	Morgan Stanley Insured California Municipal Securities (“Insured California Securities”)
68.	Morgan Stanley Insured Municipal Bond Trust (“Insured Municipal Bond”)
69.	Morgan Stanley Insured Municipal Income Trust (“Insured Municipal Income”)
70.	Morgan Stanley Insured Municipal Securities (“Insured Municipal Securities”)
71.	Morgan Stanley Insured Municipal Trust (“Insured Municipal Trust”)
72.	Morgan Stanley Municipal Income Opportunities Trust (“Municipal Opportunities”)
73.	Morgan Stanley Municipal Income Opportunities Trust II (“Municipal Opportunities II”)
74.	Morgan Stanley Municipal Income Opportunities Trust III (“Municipal Opportunities III”)
75.	Morgan Stanley Municipal Premium Income Trust (“Municipal Premium”)
76.	Morgan Stanley New York Quality Municipal Securities (“New York Quality Municipal”)
77.	Morgan Stanley Quality Municipal Income Trust (“Quality Municipal Income”)
78.	Morgan Stanley Quality Municipal Investment Trust (“Quality Municipal Investment”)
79.	Morgan Stanley Quality Municipal Securities (“Quality Municipal Securities”)

+- Denotes Retail Multi-Class Fund

INSTITUTIONAL FUNDS

Open-End Institutional Funds

1.	Morgan Stanley Institutional Fund, Inc. (“Institutional Fund Inc.”)

Active Portfolios:

•	Active International Allocation Portfolio
•	Emerging Markets Portfolio
•	Emerging Markets Debt Portfolio
•	Focus Equity Portfolio
•	Global Franchise Portfolio
•	Global Real Estate Portfolio
•	Global Value Equity Portfolio
•	International Equity Portfolio
•	International Growth Equity Portfolio
•	International Magnum Portfolio
•	International Real Estate Portfolio
•	International Small Cap Portfolio
•	Large Cap Relative Value Portfolio

20

•	Money Market Portfolio
•	Municipal Money Market Portfolio
•	Small Company Growth Portfolio
•	Systematic Active large Cap Core Portfolio
•	Systematic Active Small Cap Core Portfolio
•	Systematic Active Small Cap Growth Portfolio
•	Systematic Active Small Cap Value Portfolio
•	U.S. Large Cap Growth Portfolio
•	U.S. Real Estate Portfolio

Inactive Portfolios*:

•	China Growth Portfolio
•	Gold Portfolio
•	Large Cap Relative Value Portfolio
•	MicroCap Portfolio
•	Mortgage-Backed Securities Portfolio
•	Municipal Bond Portfolio
•	U.S. Equity Plus Portfolio
2.	Morgan Stanley Institutional Fund Trust (“Institutional Fund Trust”)

Active Portfolios:

•	Advisory Portfolio
•	Advisory Foreign Fixed Income II Portfolio
•	Advisory Foreign Fixed Income Portfolio
•	Balanced Portfolio
•	Core Fixed Income Portfolio
•	Core Plus Fixed Income Portfolio
•	Equity Portfolio
•	Equity Plus Portfolio
•	High Yield Portfolio
•	Intermediate Duration Portfolio
•	International Fixed Income Portfolio
•	Investment Grade Fixed Income Portfolio
•	Limited Duration Portfolio
•	Long Duration Fixed Income Portfolio
•	Mid-Cap Growth Portfolio
•	Municipal Portfolio
•	U.S. Mid-Cap Value Portfolio
______________
*	Have not commenced or have ceased operations

21

•	U.S. Small-Cap Value Portfolio
•	Value Portfolio

Inactive Portfolios*:

•	Balanced Plus Portfolio
•	Growth Portfolio
•	Investment Grade Credit Advisory Portfolio
•	Mortgage Advisory Portfolio
•	New York Municipal Portfolio
•	Targeted Duration Portfolio
•	Value II Portfolio
3.	The Universal Institutional Funds, Inc. (“Universal Funds”)

Active Portfolios:

•	Core Plus Fixed Income Portfolio
•	Emerging Markets Debt Portfolio
•	Emerging Markets Equity Portfolio
•	Equity and Income Portfolio
•	Equity Growth Portfolio
•	Global Franchise Portfolio
•	Global Real Estate Portfolio
•	Global Value Equity Portfolio
•	High Yield Portfolio
•	International Growth Equity Portfolio
•	International Magnum Portfolio
•	Mid-Cap Growth Portfolio
•	Small Company Growth Portfolio
•	U.S. Mid-Cap Value Portfolio
•	U.S. Real Estate Portfolio
•	Value Portfolio

Inactive Portfolios*:

•	Balanced Portfolio
•	Capital Preservation Portfolio
•	Core Equity Portfolio
•	International Fixed Income Portfolio
•	Investment Grade Fixed Income Portfolio
•	Latin American Portfolio
•	Multi-Asset Class Portfolio
•	Targeted Duration Portfolio
______________

22

4.	Morgan Stanley Institutional Liquidity Funds (“Liquidity Funds”)

Active Portfolios:

•	Government Portfolio
•	Money Market Portfolio
•	Prime Portfolio
•	Tax-Exempt Portfolio
•	Treasury Portfolio

Inactive Portfolios*:

•	Government Securities Portfolio
•	Treasury Securities Portfolio

Closed-End Institutional Funds

5.	Morgan Stanley Asia-Pacific Fund, Inc. (“Asia-Pacific Fund”)
6.	Morgan Stanley Eastern Europe Fund, Inc. (“Eastern Europe”)
7.	Morgan Stanley Emerging Markets Debt Fund, Inc. (“Emerging Markets Debt”)
8.	Morgan Stanley Emerging Markets Fund, Inc. (“Emerging Markets Fund”)
9.	Morgan Stanley Global Opportunity Bond Fund, Inc. (“Global Opportunity”)
10.	Morgan Stanley High Yield Fund, Inc. (“High Yield Fund”)
11.	The Latin American Discovery Fund, Inc. (“Latin American Discovery”)
12	The Malaysia Fund, Inc. (“Malaysia Fund”)
13.	The Thai Fund, Inc. (“Thai Fund”)
14.	The Turkish Investment Fund, Inc. (“Turkish Investment”)
15.	India Investment Fund (“India Investment”)

Closed-End Fund of Hedge Funds

16.	Morgan Stanley Institutional Fund of Hedge Funds (“Fund of Hedge Funds”)

In Registration

Morgan Stanley Retail Funds

1. Morgan Stanley American Franchise Fund
Funds of Hedge Funds
1.	Morgan Stanley Absolute Return Fund
2.	Morgan Stanley Institutional Fund of Hedge Funds II
______________
*	Have not commenced or have ceased operations

23

EXHIBIT B

Institutional Funds

Covered Officers

Ronald E. Robison – President and Principal Executive Officer

James W. Garrett – Chief Financial Officer and Treasurer

Retail Funds

Covered Officers

Ronald E. Robison – President and Principal Executive Officer

Francis Smith – Chief Financial Officer and Treasurer

Morgan Stanley India Investment Fund, Inc.

Covered Officers

Ronald E. Robison – President and Principal Executive Officer

James W. Garrett – Chief Financial Officer and Treasurer

24

EXHIBIT C

General Counsel

Arthur Lev

25

EXHIBIT 12 B1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley FX Series Funds;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

26

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: December 20, 2007
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

27

EXHIBIT 12 B2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

CERTIFICATIONS

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley FX Series Funds;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

28

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: December 20, 2007
/s/ Francis Smith
Francis Smith Principal Financial Officer

29

SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley FX Series Funds

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended October 31, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: December 20, 2007	/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley FX Series Funds and will be retained by Morgan Stanley FX Series Funds and furnished to the Securities and Exchange Commission or its staff upon request.

30

SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley FX Series Funds

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended October 31, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: December 20, 2007	/s/ Francis Smith
Francis Smith Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley FX Series Funds and will be retained by Morgan Stanley FX Series Funds and furnished to the Securities and Exchange Commission or its staff upon request.

31